Asset Dispositions And Asset Held For Sale (Schedule of Assets and Liabilities Disposed) (Details) - CAD ($) $ in Millions	Aug. 31, 2018		Aug. 31, 2017	Aug. 31, 2016
Disclosure Of Discontinued Operations [Line Items]
Cash	$ 384		$ 507	$ 405
Accounts receivable	255		286
Inventories	101		109
Other current assets	286		155
Property, plant and equipment	4,672		4,344	$ 4,607
Other long-term assets	300		255
Intangibles	7,482		7,435
Goodwill	280		280
Total assets	14,424		14,373
Accounts payable and accrued liabilities	971	[1]	913
Unearned revenue	221		211
Long-term debt	4,310		4,298
Other long-term liabilities	13		114
Deferred credits	460		490
Deferred income tax liabilities	1,894		1,858
Deferred income tax liabilities	(4)		(4)
Total liabilities	8,467		8,219
Shaw Tracking [Member]
Disclosure Of Discontinued Operations [Line Items]
Accounts receivable	6		6
Inventories	5		6
Other current assets	1		1
Other long-term assets	25		24
Goodwill	24		24
Total assets	61		61
Accounts payable and accrued liabilities	8		9
Deferred credits	33		32
Deferred income tax liabilities	(2)		(2)
Total liabilities	$ 22		39
ViaWest [Member]
Disclosure Of Discontinued Operations [Line Items]
Cash			10
Accounts receivable			19
Other current assets			11
Property, plant and equipment			491
Other long-term assets			17
Intangibles			443
Goodwill			934
Total assets			1,925
Accounts payable and accrued liabilities			32
Unearned revenue			5
Long-term debt			139
Other long-term liabilities			20
Deferred credits			15
Deferred income tax liabilities			89
Total liabilities			$ 300

[1]	Includes accrued interest and dividends of $227.